Costs and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Expenses by Nature/Purpose

The expenses are presented in the statement of profit and loss by function. The reconciliation of income by nature/purpose are as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
Raw materials and consumables used	(4,757,593)	(4,320,833)	(5,654,826)
Employee benefit expense	(1,985,230)	(1,934,690)	(1,506,791)
Transportation expenses	(1,533,050)	(1,394,544)	(1,193,670)
Depreciation and amortization	(1,889,525)	(1,697,983)	(1,129,015)
Construction cost—IFRIC 12	(351,193)	(339,025)	(408,086)
Selling expenses	(82,941)	(72,683)	(65,096)
Leases and concessions expenses	(193,252)	(193,637)	(141,010)
Leases expenses	(15,234)	(38,977)	(18,135)
Other	(428,145)	(363,394)	(341,418)

	(11,236,163)	(10,355,766)	(10,458,047)
Cost of sales	(9,232,210)	(8,317,490)	(8,645,653)
Selling	(1,068,663)	(1,037,542)	(900,728)
General and administrative	(935,290)	(1,000,734)	(911,666)

	(11,236,163)	(10,355,766)	(10,458,047)